Concentration of Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Major Customers and Suppliers [Abstract]
Schedules of Concentration of Major Customers and Suppliers

The top customers who individually represented greater than 10% of the total revenues of the Company for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Customer A	22.1%	24.7%	17.9%
Customer B	18.4%	14.5%	19.3%
Customer C	*	*	17.4%

*	Indicates below 10%.

The top customers who individually represented greater than 10% of the Accounts Receivables of the Company as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Customer A	21.5%	34.9%
Customer B	*	10.9%

The top suppliers and third-party service providers who individually represented greater than 10% of the total purchases of the Company for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Supplier A	17.6%	*	*
Supplier B	12.2%	*	*
Supplier C	12.0%	*	*
Supplier D	*	12.3%	*
Supplier E	*	11.1%	*
Supplier F	*	10.4%	*